Risk Management Policy (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Abstract]
Schedule of Financial Debt Structure Detailed by Interest Rates Net of Hedging Derivative Instruments

The financial debt structure of the Group detailed by the mostly strongly hedged fixed and floating interest rates on total net debt, net of hedging derivative instruments, is as follows:

Gross position:

	12-31-2017	12-31-2016
	%	%
Fixed interest rate debt	46%	44%